Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Other Short-Term Borrowings [Abstract]
Other Short-Term Borrowings	29 — Other Short-Term Borrowings

in € m.	Dec 31, 2025	Dec 31, 2024
Other short-term borrowings:
Commercial paper	13,211	5,954
Other	4,993	3,940
Total other short-term borrowings	18,204	9,895